STATEMENTS OF OPERATIONS (FY) - USD ($)	3 Months Ended						9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Loss from Operations
Formation and operating costs	$ 2,485,780			$ 306,223			$ 4,027,550	$ 1,063,554	$ 431,275	$ 1,784,832
Marketing service fee	0			0			0	150,000	0	150,000
Loss from operations	(2,485,780)			(306,223)			(4,027,550)	(1,213,554)	(431,275)	(1,934,832)
Other income (expense):
Warrant transaction costs									(509,712)	0
Change in fair value of warrant liabilities	(227,000)			1,362,000			(681,000)	9,761,000	4,767,000	10,669,000
Recovery of offering costs allocated to warrants	309,534			0			309,534	0
Operating account interest income	2,434			2,481			13,363	2,906	0	7,413
Income from trust account	784,704			1,059,933			4,604,705	1,412,159	3,156	3,433,975
Total other income, net	869,672			2,424,414			4,246,602	11,176,065	4,260,444	14,110,388
(Loss) Income before provision for income taxes	(1,616,108)			2,118,191			219,052	9,962,511	3,829,169	12,175,556
Provision for income taxes	(154,799)			(212,593)			(938,294)	(230,387)	0	(645,442)
Net (loss) income	$ (1,770,907)	$ (470,894)	$ 1,522,559	$ 1,905,598	$ 2,762,665	$ 5,063,861	$ (719,242)	$ 9,732,124	$ 3,829,169	$ 11,530,114
Basic weighted average shares outstanding (in shares)									4,915,068	5,750,000
Diluted weighted average shares outstanding (in shares)									4,915,068	5,750,000
Basic net income per common share (in dollars per share)									$ 0.44	$ 0.4
Diluted net income per common share (in dollars per share)									$ 0.44	$ 0.4
Class A Common Stock Subject to Possible Redemption [Member]
Other income (expense):
Basic weighted average shares outstanding (in shares)	5,702,791			23,000,000			12,925,801	23,000,000	3,843,836	23,000,000
Diluted weighted average shares outstanding (in shares)	5,702,791			23,000,000			12,925,801	23,000,000	3,843,836	23,000,000
Basic net income per common share (in dollars per share)	$ (0.15)			$ 0.07			$ (0.04)	$ 0.34	$ 0.44	$ 0.4
Diluted net income per common share (in dollars per share)	$ (0.15)			$ 0.07			$ (0.04)	$ 0.34	$ 0.44	$ 0.4